Investment Objectives and Goals - Allspring U.S. Equity Funds - Classes A,C,R6, Administrator & Institutional	Mar. 31, 2026
Disciplined Small Cap Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Index Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to replicate the total return of the S&P 500 Index, before fees and expenses.
Special Small Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.